Net Loss Per Share (Tables)	11 Months Ended
Dec. 31, 2021
Common Class B [Member]
Schedule of Antidilutive Securities Excluded From Computation of Earnings
The number of shares outstanding underlying the potential dilutive Class B Common Stock at December 31, 2021 and January 31, 2021 are as follows:

	December 31,	January 31,
	2021	2021
Convertible Series C-1 Preferred Stock	29,502,847	29,502,847

	29,502,847	29,502,847

Rigetti Computing, Inc
Schedule of Earnings Per Share Basic Aand Diluted
The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	December 31,	January 31,
	2021	2021
Net Loss	$(38,241,499)	$(26,127,496)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	21,941,997	20,719,085
Loss per share for Class A Common Stock
— Basic	$(1.74)	$(1.26)
— Diluted	$(1.74)	$(1.26)

Rigetti Computing, Inc | Common Class A [Member]
Schedule of Antidilutive Securities Excluded From Computation of Earnings
The number of shares outstanding underlying the potential dilutive Class A Common Stock at December 31, 2021 and January 31, 2021 were summarized as below:

	December 31,	January 31,
	2021	2021
Convertible Series C Preferred Stock	69,223,658	69,223,658
Common Stock Warrants	10,817,831	3,406,156
Stock Options	14,572,344	17,008,770
Restricted Stock Units	6,846,961	—

	101,460,794	89,638,584